Commitments and Contingencies - Additional Information - Joint Ventures (Detail) $ in Millions	1 Months Ended			6 Months Ended
	Oct. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) Vessel m³	Jun. 30, 2014 Vessel m³	Jun. 30, 2015 USD ($) Vessel
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage				16.04%
Odebrecht Oil & Gas S.A. [Member]
Long-term Purchase Commitment [Line Items]
Expected cost of project	$ 1,000.0
Joint venture ownership percentage	50.00%
Operating lease arrangement period, lessor				12 years
Payment made towards commitments				$ 129.7
Purchase obligation due in remainder of 2015				356.2
Purchase obligation due in 2016				497.8
Purchase obligation due in 2017				25.5
Short-term loan secured by joint venture				248.0
Secured short-term loan refinanced with long-term debt facility				$ 804.0
KT Maritime Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage				50.00%
Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Expected cost of project				$ 3,800.0
Net of financing on newbuilding installments, remainder of 2015				299.7
Net of financing on newbuilding installments, 2016				781.3
Net of financing on newbuilding installments, 2017				1,000.0
Net of financing on newbuilding installments, 2018				619.4
Net of financing on newbuilding installments, 2019				$ 237.8
Newbuildings [Member] | KT Maritime Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel				3
Fully built-up cost				$ 27.8
Teekay LNG [Member] | Yamal LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel		6
Expected cost of project		$ 2,100.0		2,100.0
Net of financing on newbuilding installments, remainder of 2015				17.4
Net of financing on newbuilding installments, 2016				63.9
Net of financing on newbuilding installments, 2017				97.7
Net of financing on newbuilding installments, 2018				369.4
Net of financing on newbuilding installments, 2019				$ 211.6
Joint venture ownership percentage		50.00%		50.00%
Volume of vessels | m³		172,000
Payment made towards commitments				$ 98.5
Net of financing on newbuilding installments, thereafter				$ 197.7
Teekay LNG [Member] | Minimum [Member] | Yamal LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Secured debt financing percentage				70.00%
Teekay LNG [Member] | Maximum [Member] | Yamal LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Secured debt financing percentage				80.00%
Teekay LNG [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | BG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel			4	4
Shipbuilding and crew training obligation incurred				$ 2.6
Shipbuilding and crew training obligation in remainder of 2015				3.4
Shipbuilding and crew training obligation in 2016				4.2
Shipbuilding and crew training obligation in 2017				3.8
Shipbuilding and crew training obligation in 2018				4.1
Shipbuilding and crew training obligation in 2019				0.4
Debt facility used to finance a portion of estimated fully built-up cost				787.0
Expected cost of project				1,000.0
Volume of vessels | m³			174,000
Operating lease arrangement period, lessor			20 years
Teekay LNG [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | BG Joint Venture [Member] | Pro Rata Share [Member]
Long-term Purchase Commitment [Line Items]
Net of financing on newbuilding installments, remainder of 2015				3.2
Net of financing on newbuilding installments, 2016				7.9
Net of financing on newbuilding installments, 2017				15.0
Net of financing on newbuilding installments, 2018				17.3
Net of financing on newbuilding installments, 2019				6.3
Corporate Joint Venture [Member] | Newbuildings [Member] | KT Maritime Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Payment made towards commitments				7.9
Purchase obligation due in 2016				19.9
Fully built-up cost				$ 55.5